Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019
Current Assets
Cash & cash equivalents	$ 34,536	$ 50,426
Trade & other receivables	17,857	4,060
Prepayments	8,200	8,036
Total Current Assets	60,593	62,522
Non-Current Assets
Property, plant and equipment	978	826
Right-of-use assets	4,233
Financial assets at fair value through other comprehensive income	1,952	2,317
Other non-current assets	3,299	3,324
Intangible assets	582,731	583,126
Total Non-Current Assets	593,193	589,593
Total Assets	653,786	652,115
Current Liabilities
Trade and other payables	12,740	13,060
Provisions	26,977	7,264
Borrowings	18,851	14,007
Lease liabilities	1,524
Deferred consideration	10,000	10,000
Total Current Liabilities	70,092	44,331
Lease liabilities	3,916	0
Non-Current Liabilities
Deferred tax liability	9,195	11,124
Provisions	30,555	48,329
Borrowings	64,881	67,279
Total Non-Current Liabilities	108,547	126,732
Total Liabilities	178,639	171,063
Net Assets	475,147	481,052
Equity
Issued Capital	910,942	910,405
Reserves	40,507	40,638
(Accumulated losses)/retained earnings	(476,302)	(469,991)
Total Equity	$ 475,147	$ 481,052